INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Disclosure of joint ventures	The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2026	For the 12-month period ended December 31, 2025
Balance at the beginning of the period	$6,377	$5,672
Share of (loss) earnings for the period	(8)	627
Foreign currency translation and other	(5)	706
Share of other comprehensive income (loss)	145	(372)
Distributions(5)	(193)	(1,112)
Disposition of interest(1),(2),(3),(4)	(43)	(1,557)
Acquisitions(1),(6),(7),(8),(9),(10),(11)	687	2,413
Ending Balance	$6,960	$6,377

1.On March 26, 2025, our global intermodal logistics operation sold its 33% interest in a subsidiary for net proceeds of approximately $120 million to the partnership (see Note 5 - Disposition of Businesses, for further details) and retained a 67% interest as an investment in associate. On September 29, 2025, our global intermodal logistics operation sold a further 33% interest in the portfolio for net proceeds of approximately $425 million ($115 million to the partnership). On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $115 million ($30 million to the partnership) in other income (expense) on the Consolidated Statements of Operating Results.
2.On April 29, 2025, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Mantiqueira Transmissora de Energia S.A., a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Mantiqueira to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated Mantiqueira effective April 29, 2025. Refer to Note 6 - Acquisition of Businesses, for further details.
3.On May 9, 2025, Brookfield Infrastructure completed the sale of the remaining 25% portion of its U.S. gas pipeline for net proceeds of approximately $400 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $160 million, net of income tax expense, in the Consolidated Statements of Operating Results and approximately $70 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within other items on the Consolidated Statements of Partnership Capital.
4.During 2025, Brookfield Infrastructure sold its Australian export terminal operation in two transactions, generating total net proceeds of approximately $630 million and recognizing total gains on sale of approximately $165 million, net of income tax expense, in the Consolidated Statements of Operating Results. Accumulated currency translation losses of $63 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
5.On September 24, 2025, Brookfield Infrastructure completed the sale of its Australian container terminal operation for net proceeds of approximately $495 million to the partnership, recognizing a gain of approximately $365 million. Accumulated currency translation losses of $12 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
6.During the third quarter of 2025, our European hyperscale data center platform sold its 90% interest in a subsidiary for net proceeds of approximately $1.7 billion ($310 million to the partnership) and retained a 10% interest as an investment in associate (see Note 5 - Disposition of Businesses, for further details).
7.On October 1, 2025, Brookfield Infrastructure sold 34% of its interest in its U.K. port operation for net proceeds of approximately $380 million to the partnership (see Note 5 - Disposition of Businesses, for further details) and retained a 25% interest as an investment in associate.
8.During the fourth quarter of 2025, Brookfield Infrastructure acquired a South Korean industrial gas business for consideration of approximately $500 million ($125 million to the partnership).
9.On January 1, 2026, Brookfield Infrastructure completed the acquisition of a North American railcar leasing platform through a joint venture with GATX Corporation (“GATX”), for proceeds of approximately $900 million ($230 million to the partnership).
10.On June 30, 2026, our U.S. bulk fiber platform sold an approximate 80% interest in a subsidiary for proceeds of approximately $1.3 billion ($0.3 billion to the partnership) and retained a 20% interest as an investment in associate. See Note 5 - Disposition of Businesses for further details.
11.In the second quarter of 2026, Brookfield Infrastructure funded its share of its equity commitment of $0.3 billion into our U.S. semiconductor manufacturing facility.

Disclosure of operating segments

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2026 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$742	$652	$477	$346	$—	$2,217	$(574)	$4,839	$6,482
Costs attributed to revenues(2)	(405)	(230)	(208)	(118)	—	(961)	196	(3,032)	(3,797)
General and administrative expenses	—	—	—	—	(114)	(114)	—	—	(114)
Other (expense) income	(27)	(8)	(3)	4	35	1	2	(68)	(65)
Interest expense	(114)	(103)	(83)	(78)	(63)	(441)	99	(731)	(1,073)
FFO	196	311	183	154	(142)	702
Depreciation and amortization expense						(464)	136	(767)	(1,095)
Deferred taxes						(25)	(3)	(7)	(35)
Mark-to-market and other						(169)	122	200	153
Share of earnings from associates						—	22	11	33
Net income attributable to non-controlling interest						—	—	(445)	(445)
Net income attributable to partnership(3)						$44	$—	$—	$44

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2025 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$676	$618	$385	$266	$—	$1,945	$(478)	$3,962	$5,429
Costs attributed to revenues(2)	(358)	(210)	(146)	(85)	—	(799)	132	(2,387)	(3,054)
General and administrative expenses	—	—	—	—	(108)	(108)	—	—	(108)
Other (expense) income	(28)	(11)	(4)	6	51	14	7	(130)	(109)
Interest expense	(103)	(93)	(78)	(74)	(66)	(414)	91	(586)	(909)
FFO	187	304	157	113	(123)	638
Depreciation and amortization expense						(421)	114	(634)	(941)
Deferred taxes						29	(19)	34	44
Mark-to-market and other						(177)	177	(88)	(88)
Share of (losses) earnings from associates						—	(24)	12	(12)
Net income attributable to non-controlling interest						—	—	(183)	(183)
Net income attributable to partnership(3)						$69	$—	$—	$69

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2026 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,484	$1,281	$972	$697	$—	$4,434	$(1,079)	$9,428	$12,783
Costs attributed to revenues(2)	(812)	(473)	(421)	(240)	—	(1,946)	396	(5,777)	(7,327)
General and administrative expenses	—	—	—	—	(223)	(223)	—	—	(223)
Other (expense) income	(50)	(11)	(10)	11	90	30	(3)	(150)	(123)
Interest expense	(225)	(203)	(168)	(165)	(123)	(884)	192	(1,428)	(2,120)
FFO	397	594	373	303	(256)	1,411
Depreciation and amortization expense						(920)	250	(1,500)	(2,170)
Deferred taxes						(6)	(13)	35	16
Mark-to-market and other						(502)	253	58	(191)
Share of losses from associates						—	4	(12)	(8)
Net income attributable to non-controlling interest						—	—	(654)	(654)
Net loss attributable to partnership(3)						$(17)	$—	$—	$(17)

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2025 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,360	$1,199	$810	$512	$—	$3,881	$(946)	$7,886	$10,821
Costs attributed to revenues(2)	(718)	(396)	(307)	(165)	—	(1,586)	257	(4,729)	(6,058)
General and administrative expenses	—	—	—	—	(205)	(205)	—	—	(205)
Other (expense) income	(62)	(17)	(12)	12	108	29	17	(228)	(182)
Interest expense	(201)	(194)	(165)	(144)	(131)	(835)	190	(1,163)	(1,808)
FFO	379	592	326	215	(228)	1,284
Depreciation and amortization expense						(846)	234	(1,289)	(1,901)
Deferred taxes						33	(22)	71	82
Mark-to-market and other						(277)	171	24	(82)
Share of earnings from associates						—	99	12	111
Net income attributable to non-controlling interest						—	—	(584)	(584)
Net income attributable to partnership(3)						$194	$—	$—	$194
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 15, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2026 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$9,651	$11,596	$9,714	$13,282	$(2,635)	$41,608	$(10,471)	$80,078	$10,733	$121,948

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2025 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$9,900	$11,582	$10,275	$13,622	$(3,174)	$42,205	$(10,104)	$84,434	$11,615	$128,150
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Utilities	$286	$295
Transport	3,307	3,349
Midstream	212	219
Data	3,114	2,505
Corporate	41	9
Ending Balance	$6,960	$6,377

Disclosure of associates
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Financial position:
Total assets	$129,394	$127,008
Total liabilities	(73,984)	(80,382)
Net assets	$55,410	$46,626

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Financial performance:
Total revenue	$5,545	$4,696	$11,168	$8,735
Total net income for the period	(341)	523	1,022	1,492
Brookfield Infrastructure’s share of net income (loss)	$33	$(12)	$(8)	$111